JCO	Nuveen Credit Opportunities 2022 Target Term Fund Portfolio of Investments March 31, 2020
(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	LONG-TERM INVESTMENTS – 137.7% (96.4% of Total Investments)

	CORPORATE BONDS – 84.1% (58.9% of Total Investments)

	Aerospace & Defense – 4.0%

$3,000	Bombardier Inc, 144A	8.750%	12/01/21	B	$2,490,000
8,000	Bombardier Inc, 144A	6.000%	10/15/22	B	6,000,000
11,000	Total Aerospace & Defense				8,490,000

	Airlines – 2.4%

6,250	American Airlines Group Inc, 144A	5.000%	6/01/22	B1	5,031,250

	Components – 1.2%

3,000	American Axle & Manufacturing Inc	6.625%	10/15/22	B	2,490,000

	Building Products – 0.2%

650	Hillman Group Inc, 144A	6.375%	7/15/22	CCC	504,563

	Commercial Services & Supplies – 3.5%

4,000	ADT Security Corp	6.250%	10/15/21	BB-	3,910,000
3,009	APX Group Inc	7.875%	12/01/22	B2	2,858,550
715	Tervita Corp, 144A	7.625%	12/01/21	B+	500,500
7,724	Total Commercial Services & Supplies				7,269,050

	Construction & Engineering – 0.9%

2,000	Great Lakes Dredge & Dock Corp	8.000%	5/15/22	B	1,957,496

	Consumer Finance – 1.8%

2,000	DAE Funding LLC, 144A	4.500%	8/01/22	Baa3	1,855,000
2,000	Navient Corp	6.500%	6/15/22	BB	1,940,440
4,000	Total Consumer Finance				3,795,440

	Diversified Financial Services – 0.9%

2,000	Avation Capital SA, 144A	6.500%	5/15/21	B	1,820,000

	Diversified Telecommunication Services – 5.4%

4,000	CenturyLink Inc	6.450%	6/15/21	BB	4,052,000
3,000	CenturyLink Inc	5.800%	3/15/22	BB	3,027,960
8,410	Intelsat Luxembourg SA	7.750%	6/01/21	D	4,205,000
15,410	Total Diversified Telecommunication Services				11,284,960

	Electrical Equipment – 0.9%

2,000	Park Aerospace Holdings Ltd, 144A	5.250%	8/15/22	BBB-	1,806,776

	Energy Equipment & Services – 2.5%

8,600	FTS International Inc	6.250%	5/01/22	CCC+	2,988,500
3,400	Nabors Industries Inc	4.625%	9/15/21	B+	2,154,002
12,000	Total Energy Equipment & Services				5,142,502

JCO	Nuveen Credit Opportunities 2022 Target Term Fund (continued)
Portfolio of Investments March 31, 2020
(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Health Care Equipment & Supplies – 0.4%

$923	Ortho-Clinical Diagnostics Inc / Ortho-Clinical Diagnostics SA, 144A	6.625%	5/15/22	CCC	$872,235

	Health Care Providers & Services – 4.7%

1,000	Acadia Healthcare Co Inc	5.125%	7/01/22	B-	953,128
6,800	Molina Healthcare Inc	5.375%	11/15/22	BB-	6,732,000
2,900	Polaris Intermediate Corp, 144A (cash 8.500%, PIK 8.500%)	8.500%	12/01/22	B-	2,247,500
10,700	Total Health Care Providers & Services				9,932,628

	Hotels, Restaurants & Leisure – 2.1%

2,005	CCM Merger Inc, 144A	6.000%	3/15/22	BB-	1,644,100
3,000	International Game Technology PLC, 144A	6.250%	2/15/22	BB	2,758,530
5,005	Total Hotels, Restaurants & Leisure				4,402,630

	Household Durables – 4.9%

4,500	Lennar Corp	4.750%	11/15/22	BBB-	4,410,000
7,000	New Home Co Inc	7.250%	4/01/22	B-	5,950,000
11,500	Total Household Durables				10,360,000

	Media – 8.8%

5,013	Cablevision Systems Corp	5.875%	9/15/22	B	5,063,130
8,000	DISH DBS Corp	5.875%	7/15/22	B1	7,790,560
5,000	Nielsen Finance LLC / Nielsen Finance Co, 144A	5.000%	4/15/22	BB	4,609,100
1,000	Sirius XM Radio Inc, 144A	3.875%	8/01/22	BB	996,250
19,013	Total Media				18,459,040

	Metals & Mining – 4.6%

10,900	First Quantum Minerals Ltd, 144A	7.250%	5/15/22	B	9,701,000

	Mortgage Real Estate Investment Trust – 0.9%

2,000	Starwood Property Trust Inc	5.000%	12/15/21	Ba3	1,830,000

	Oil, Gas & Consumable Fuels – 11.1%

6,800	Calumet Specialty Products Partners LP / Calumet Finance Corp	7.625%	1/15/22	B-	5,270,000
2,000	Chesapeake Energy Corp	6.125%	2/15/21	CCC-	280,000
4,215	CITGO Petroleum Corp, 144A	6.250%	8/15/22	BB	3,899,052
1,000	Continental Resources	5.000%	9/15/22	BBB-	619,926
2,675	Denbury Resources Inc	6.375%	8/15/21	CCC-	401,250
3,000	NGPL PipeCo LLC, 144A	4.375%	8/15/22	BBB-	2,862,395
2,500	Occidental Petroleum Corp	2.600%	8/13/21	BB+	2,000,533
7,000	Peabody Energy Corp, 144A	6.000%	3/31/22	BB-	4,760,000
1,800	QEP Resources Inc	5.375%	10/01/22	BB-	846,000
5,000	SM Energy Co	6.125%	11/15/22	BB-	2,115,640
2,000	Whiting Petroleum Corp, (3)	5.750%	3/15/21	CCC+	134,400
37,990	Total Oil, Gas & Consumable Fuels				23,189,196

	Personal Products – 5.0%

4,000	Avon International Capital PLC, 144A	6.500%	8/15/22	Ba1	3,540,000
8,550	Revlon Consumer Products Corp	5.750%	2/15/21	Caa3	6,925,500
12,550	Total Personal Products				10,465,500

Principal Amount (000)	Description (1)			Coupon	Maturity	Ratings (2)	Value

	Pharmaceuticals – 4.1%

$8,000	Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 144A			4.875%	4/15/20	CC	$5,680,000
3,000	Teva Pharmaceutical Finance IV BV			3.650%	11/10/21	BBB	2,885,490
11,000	Total Pharmaceuticals						8,565,490

	Real Estate Management & Development – 4.4%

10,000	Realogy Group LLC / Realogy Co-Issuer Corp, 144A			5.250%	12/01/21	B	9,300,000

	Road & Rail – 2.8%

600	DAE Funding LLC, 144A			5.250%	11/15/21	Baa3	547,500
7,500	Hertz Corp			6.250%	10/15/22	B-	5,253,750
8,100	Total Road & Rail						5,801,250

	Technology Hardware, Storage & Peripherals – 1.1%

2,382	Dell International LLC / EMC Corp, 144A			5.875%	6/15/21	BB+	2,373,067

	Thrifts & Mortgage Finance – 0.4%

1,000	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp, 144A			5.250%	3/15/22	BB+	895,000

	Wireless Telecommunication Services – 5.1%

3,000	Hughes Satellite Systems Corp			7.625%	6/15/21	BB	3,060,000
7,500	Sprint Corp			7.250%	9/15/21	B+	7,730,250
10,500	Total Wireless Telecommunication Services						10,790,250
$219,597	Total Corporate Bonds (cost $218,531,931)						176,529,323

Principal Amount (000)	Description (1)	Coupon (4)	Reference Rate (4)	Spread (4)	Maturity (5)	Ratings (2)	Value

	VARIABLE RATE SENIOR LOAN INTERESTS – 50.3% (35.2% of Total Investments) (4)

	Aerospace & Defense –2.4%

$4,652	Sequa Corporation, Term Loan B	6.742%	3-Month LIBOR	5.000%	11/28/21	B	$3,820,185
1,542	Sequa Corporation, Term Loan, Second Lien	10.770%	3-Month LIBOR	9.000%	4/28/22	Caa2	1,127,903
6,194	Total Aerospace & Defense						4,948,088

	Commercial Services & Supplies – 1.6%

5,612	iQor US, Inc., Term Loan, First Lien	6.909%	3-Month LIBOR	5.000%	4/01/21	Caa1	3,348,293

	Diversified Financial Services – 0.4%

2,159	Ditech Holding Corporation, Term Loan B, First Lien (3)	0.000%	N/A	N/A	6/30/22	D	854,319

	Energy Equipment & Services – 0.7%

2,218	PGS Finance, Inc., Term Loan	4.445%	3-Month LIBOR	2.500%	3/19/21	N/R	1,512,129

	Health Care Providers & Services – 8.6%

9,202	Air Medical Group Holdings, Inc., Term Loan B	4.932%	2-Month LIBOR	3.250%	4/28/22	B1	8,604,188
9,887	Pharmaceutical Product Development, Inc., Term Loan B	3.500%	1-Month LIBOR	2.500%	8/18/22	Ba2	9,522,920
19,089	Total Health Care Providers & Services						18,127,108

JCO	Nuveen Credit Opportunities 2022 Target Term Fund (continued)
Portfolio of Investments March 31, 2020
(Unaudited)

Principal Amount (000)	Description (1)	Coupon (4)	Reference Rate (4)	Spread (4)	Maturity (5)	Ratings (2)	Value

	Health Care Technology – 0.7%

$1,512	Onex Carestream Finance LP, Term Loan, First Lien	7.322%	6-Month LIBOR	6.250%	2/28/21	B1	$1,392,955

	Hotels, Restaurants & Leisure – 1.8%

4,947	Life Time Fitness, Inc., Term Loan B	4.363%	3-Month LIBOR	2.750%	6/10/22	B+	3,722,435

	Machinery – 2.1%

5,885	TNT Crane and Rigging Inc., Initial Term Loan, First Lien	5.950%	3-Month LIBOR	4.500%	11/27/20	Caa1	4,413,775

	Media – 7.7%

12,962	Advantage Sales & Marketing, Inc., Term Loan, First Lien	4.700%	3-Month LIBOR	3.250%	7/23/21	B2	10,499,028
643	Affinion Group Holdings, Inc., Term Loan, First Lien (cash 7.000%, PIK 1.750%)	8.750%	1-Month LIBOR	7.750%	5/10/22	N/R	492,152
1,990	GCI Inc., Term Loan B	4.103%	1-Month LIBOR	2.500%	2/02/22	Ba2	1,740,971
4,217	McGraw-Hill Education Holdings LLC, Term Loan B	5.450%	3-Month LIBOR	4.000%	5/04/22	BB+	3,500,399
19,812	Total Media						16,232,550

	Multiline Retail – 1.1%

1,820	99 Cents Only Stores, Tranche B2, Term Loan, Second Lien (cash 6.295%, PIK 1.500%)	7.795%	6-Month LIBOR	5.000%	1/13/22	CCC+	1,304,514
2,633	Neiman Marcus Group, Inc., Term Loan	4.266%	1-Month LIBOR	3.250%	10/25/20	CC	1,101,175
4,453	Total Multiline Retail						2,405,689

	Oil, Gas & Consumable Fuels – 0.7%

4,000	Fieldwood Energy LLC, Exit Term Loan	7.027%	3-Month LIBOR	5.250%	4/11/22	BB-	1,425,000

	Professional Services – 1.5%

4,878	Skillsoft Corporation, Initial Term Loan, First Lien	6.527%	3-Month LIBOR	4.750%	4/28/21	Caa2	3,219,195

	Real Estate Management & Development – 0.2%

335	GGP, Initial Term Loan A1	3.239%	1-Month LIBOR	2.250%	8/27/21	BB+	313,428

	Software – 13.5%

7,289	Ellucian, Term Loan B, First Lien	4.700%	3-Month LIBOR	3.250%	9/30/22	B	6,997,514
9,565	Epicor Software Corp., Term Loan, First Lien, (DD1)	4.250%	1-Month LIBOR	3.250%	6/01/22	B2	8,829,091
2,481	Infor (US), Inc., Term Loan B	3.750%	1-Month LIBOR	2.750%	2/01/22	Ba3	2,405,154
10,649	Micro Focus International PLC, Term Loan B2	3.239%	1-Month LIBOR	2.250%	11/19/21	BB	10,143,081
29,984	Total Software						28,374,840

	Specialty Retail – 7.3%

6,500	PetSmart Inc., Term Loan B	4.000%	3-Month LIBOR	3.000%	3/11/22	B	6,272,500
9,388	Petsmart Inc., Term Loan B, First Lien	5.000%	6-Month LIBOR	4.000%	3/11/22	B	9,027,542
15,888	Total Specialty Retail						15,300,042
$126,966	Total Variable Rate Senior Loan Interests (cost $124,576,811)						105,589,846

Principal Amount (000)	Description (1)	Coupon		Maturity	Ratings (2)	Value

	CONVERTIBLE BONDS – 3.3% (2.3% of Total Investments)

	Construction & Engineering – 3.0% (2.1% of Total Investments)

$6,770	Tutor Perini Corp	2.875%		6/15/21	BB-	$6,232,618

	Oil, Gas & Consumable Fuels – 0.3% (0.2% of Total Investments)

2,000	SM Energy Co	1.500%		7/01/21	B-	722,247
$8,770	Total Convertible Bonds (cost $8,464,882)					6,954,865
	Total Long-Term Investments (cost $351,573,624)					289,074,034

Shares	Description (1), (6)	Coupon				Value

	SHORT-TERM INVESTMENTS – 5.1% (3.6% of Total Investments)

	INVESTMENT COMPANIES – 5.1% (3.6% of Total Investments)

10,835,215	BlackRock Liquidity Funds T-Fund Portfolio	0.206%	(7)			$10,835,215
	Total Short-Term Investments (cost $10,835,215)					10,835,215
	Total Investments (cost $362,408,839) – 142.8%					299,909,249
	Borrowings – (43.8)% (8), (9)					(92,000,000)
	Other Assets Less Liabilities – 1.0%					2,067,944
	Net Assets Applicable to Common Shares – 100%					$209,977,193

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.

Fair Value Measurements

The Fund’s investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Corporate Bonds	$—	$176,529,323	$—	$176,529,323
Variable Rate Senior Loan Interests	—	105,589,846	—	105,589,846
Convertible Bonds	—	6,954,865	—	6,954,865
Short-Term Investments:
Investment Companies	10,835,215	—	—	10,835,215
Total	$10,835,215	$289,074,034	—	$299,909,249

JCO	Nuveen Credit Opportunities 2022 Target Term Fund (continued)
Portfolio of Investments March 31, 2020
(Unaudited)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

(2)

For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.

(4)

Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.

(5)

Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.

(6)	A copy of the most recent financial statements for these investment companies can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.

(7)	The rate shown is the annualized seven-day subsidized yield as of the end of the reporting period.

(8)	Borrowings as a percentage of Total Investments is 30.7%.

(9)

The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings.

144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

DD1	Portion of Investment purchased on a delayed delivery basis.

LIBOR	London Inter-Bank Offered Rate.

N/A	Not applicable

PIK

Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.